Ordinary Shares - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class Of Stock [Line Items]
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Common Class A
Class Of Stock [Line Items]
Number of voting rights	one vote	one vote
Ordinary stock, shares authorized	941,472,561	941,472,561
Common Class B
Class Of Stock [Line Items]
Number of voting rights	three votes	three votes
Ordinary stock, shares authorized	47,240,103	47,240,103
Common Class C
Class Of Stock [Line Items]
Number of voting rights	15 votes	15 votes
Ordinary stock, shares authorized	11,287,336	11,287,336